Acruence Active Hedge U.S. Equity ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary Services - 3.6%
Las Vegas Sands Corp.	701	$45,628
Royal Caribbean Cruises Ltd.	134	37,375
		83,003

Consumer Staple Products - 2.4%
Hershey Co.	145	26,387
Monster Beverage Corp.(a)	377	28,905
		55,292

Financial Services - 0.9%
Broadridge Financial Solutions, Inc.	93	20,755

Health Care - 11.5%
Abbott Laboratories	162	20,297
Edwards Lifesciences Corp.(a)	542	46,206
Gilead Sciences, Inc.	249	30,562
IDEXX Laboratories, Inc.(a)	60	40,592
Insulet Corp.(a)	126	35,814
Johnson & Johnson	101	20,902
Quest Diagnostics, Inc.	124	21,518
ResMed, Inc.	113	27,218
Stryker Corp.	57	20,034
		263,143

Industrial Products - 23.4%
3M Co.	205	32,821
AMETEK, Inc.	128	26,280
Amphenol Corp.	290	39,191
Caterpillar, Inc.	58	33,226
Cummins, Inc.	68	34,711
Deere & Co.	60	27,934
Eaton Corp. PLC	97	30,895
Emerson Electric Co.	229	30,393
GE Aerospace	109	33,575
Honeywell International, Inc.	110	21,460
Howmet Aerospace, Inc.	192	39,364
Hubbell, Inc.	78	34,641
Illinois Tool Works, Inc.	81	19,950
Johnson Controls International PLC	276	33,051
Parker-Hannifin Corp.	41	36,037
Rockwell Automation, Inc.	96	37,351
Trane Technologies PLC	66	25,687
		536,567

Industrial Services - 6.5%
Automatic Data Processing, Inc.	65	$16,720
Cintas Corp.	118	22,192
Fastenal Co.	514	20,627
Republic Services, Inc. - Class A	81	17,166
Rollins, Inc.	374	22,448
United Rentals, Inc.	37	29,945
Waste Management, Inc.	89	19,554
		148,652

Materials - 4.5%
Ecolab, Inc.	72	18,902
Linde PLC	37	15,776
Martin Marietta Materials, Inc.	40	24,906
Newmont Corp.	433	43,235
Solstice Advanced Materials, Inc.(a)	27	1,312
		104,131

Media - 11.2%
Alphabet, Inc. - Class A	125	39,125
Alphabet, Inc. - Class C	124	38,911
Electronic Arts, Inc.	158	32,284
Expedia Group, Inc. - Class A	184	52,129
Meta Platforms, Inc. - Class A	49	32,344
Netflix, Inc.(a)	280	26,253
Uber Technologies, Inc.(a)	429	35,054
		256,100

Oil & Gas - 2.8%
Targa Resources Corp.	210	38,745
Williams Cos., Inc.	402	24,164
		62,909

Retail & Wholesale - Discretionary - 7.7%
Amazon.com, Inc.(a)	150	34,623
eBay, Inc.	346	30,136
Home Depot, Inc.	57	19,614
Ross Stores, Inc.	169	30,444
TJX Cos., Inc.	130	19,969
Ulta Beauty, Inc.(a)	68	41,141
		175,927

Software & Tech Services - 12.1%
Autodesk, Inc.(a)	92	27,233
Cadence Design Systems, Inc.(a)	117	36,572
Fortinet, Inc.(a)	520	41,293
International Business Machines Corp.	94	27,844
Intuit, Inc.	46	30,471
Microsoft Corp.	45	21,763
Palo Alto Networks, Inc.(a)	173	31,866
PTC, Inc.(a)	152	26,480

ServiceNow, Inc.(a)	220	$33,702
		277,224

Tech Hardware & Semiconductors - 6.4%
Apple, Inc.	121	32,895
Cisco Systems, Inc.	333	25,651
Garmin Ltd.	142	28,804
Motorola Solutions, Inc.	46	17,633
QUALCOMM, Inc.	241	41,223
		146,206

Telecommunications - 2.8%
AT&T, Inc.	841	20,890
T-Mobile US, Inc.	114	23,147
Verizon Communications, Inc.	501	20,406
		64,443

Utilities - 3.7%
American Electric Power Co., Inc.	165	19,026
CMS Energy Corp.	238	16,643
DTE Energy Co.	132	17,025
Southern Co.	188	16,394
WEC Energy Group, Inc.	153	16,136
		85,224

TOTAL COMMON STOCKS (Cost $2,263,580)		2,279,576

PURCHASED OPTIONS - 0.4%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.4%
CBOE Volatility Index, Expiration: 1/21/2026; Exercise Price: $37.00(d)	550,160	368	7,360

TOTAL PURCHASED OPTIONS (Cost $7,072)			7,360

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.67%(e)		3,397	3,397

TOTAL SHORT-TERM INVESTMENTS (Cost $3,397)			3,397

TOTAL INVESTMENTS - 100.0% (Cost $2,274,049)			$2,290,333
Other Assets in Excess of Liabilities - 0.0%(f)			296
TOTAL NET ASSETS - 100.0%			$2,290,629

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Exchange-traded.

(c)	100 shares per contract.
(d)	All or a portion of the investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Acruance Active Hedge U.S. Equity ETF.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.
(f)	Does not round to 0.1% or (0.1)%, as applicable.